VANECK ROBOTICS ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 99.8%
Australia : 0.7%
Altium Ltd. 912 $ 29,111
Underline
Austria : 0.9%
Andritz AG 603 37,538
Underline
Canada : 0.8%
ATS Corp. (USD) * 764 32,905
Underline
China : 0.7%
Hollysys Automation
Technologies Ltd. (USD) * 1,106 29,143
Underline
Finland : 0.9%
Konecranes Oyj 760 34,307
Underline
France : 4.7%
Dassault Systemes SE 3,824 187,293
Underline
Germany : 7.0%
Duerr AG 1,164 27,464
Jenoptik AG * 686 21,529
Krones AG 233 28,774
Siemens AG 1,046 196,364
274,131
Israel : 0.6%
Nova Ltd. (USD) * 161 22,120
Underline
Japan : 19.9%
Amada Co. Ltd. 2,900 30,150
Argo Graphics, Inc. 700 18,153
Azbil Corp. 900 29,688
Daifuku Co. Ltd. 2,000 40,334
Daihen Corp. 700 31,947
Denso Corp. 7,300 109,606
FANUC Corp. 2,900 85,125
Fuji Corp. 1,600 27,458
Keyence Corp. 400 175,767
Lasertec Corp. 100 26,256
OKUMA Corp. 500 21,479
Omron Corp. 900 41,886
Optex Group Co. Ltd. 1,300 16,434
Renesas Electronics Corp. * 2,000 35,767
Tokyo Electron Ltd. 300 53,330
Yaskawa Electric Corp. 1,100 45,791
789,171
Netherlands : 5.0%
ASML Holding N.V. (USD) 263 199,070
Underline
Norway : 0.8%
AutoStore Holdings Ltd.
144A * 16,646 32,719
Underline
Sweden : 2.6%
Hexagon AB 8,675 104,283
Underline
Switzerland : 7.6%
ABB Ltd. 4,476 198,583
Interroll Holding AG 11 34,931
Kardex Holding AG 101 26,187
STMicroelectronics N.V.
(USD) 698 34,991
294,692
Number
of Shares Value
United Kingdom : 1.7%
Renishaw Plc 651 $ 29,633
TechnipFMC Plc (USD) 2,050 41,287
70,920
United States : 45.9%
Altair Engineering, Inc. * 331 27,854
Ambarella, Inc. * 395 24,210
Analog Devices, Inc. 338 67,113
ANSYS, Inc. * 268 97,252
Applied Materials, Inc. 491 79,576
Aspen Technology, Inc. * 169 37,205
Autodesk, Inc. * 603 146,818
Bentley Systems, Inc. 1,375 71,748
Cognex Corp. 972 40,571
Emerson Electric Co. 1,606 156,312
Intuitive Surgical, Inc. * 216 72,870
KLA Corp. 99 57,549
Lam Research Corp. 89 69,710
Lattice Semiconductor
Corp. * 357 24,629
Lincoln Electric Holdings, Inc. 241 52,408
Microchip Technology, Inc. 468 42,204
Novanta, Inc. * 226 38,061
NVIDIA Corp. 399 197,593
ON Semiconductor Corp. * 419 34,999
Onto Innovation, Inc. * 157 24,005
PTC, Inc. * 523 91,504
Rockwell Automation, Inc. 323 100,285
Symbotic, Inc. * † 503 25,819
TE Connectivity Ltd. 264 37,092
Teledyne Technologies,
Inc. * 181 80,778
Teradyne, Inc. 265 28,758
Texas Instruments, Inc. 538 91,707
1,818,630
Total Common Stocks
(Cost: $3,643,956) 3,956,033
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.5%
Money Market Fund: 0.5%
(Cost: $19,604)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 19,604 19,604
Total Investments: 100.3%
(Cost: $3,663,560) 3,975,637
Liabilities in excess of other assets: (0.3)% (10,618)
NET ASSETS: 100.0% $ 3,965,019

VANECK ROBOTICS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $18,376.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $32,719, or
0.8% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Information Technology 62.4% $ 2,465,389
Industrials 32.0 1,266,881
Consumer Discretionary 2.8 109,606
Health Care 1.8 72,870
Energy 1.0 41,287
100.0% $ 3,956,033